UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:        Stockback Trust
                                            11 Broadway, 17th Floor
                                            New York, NY 10004

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): []

     The Stockback Fund

3.   Investment Company Act File Number: 811-9587

     Securities Act File Number: 333-87237

4(a). Last day of fiscal year for which this Form is filed: 12/31/2000

4(b).[X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note:If the form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:
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(i)  Aggregate sale price of securities  sold during the fiscal year pursuant to
     section 24(f):                                                                     $ 271,885.63

(ii) Aggregate  price of securities  redeemed or  repurchased  during the fiscal
     year:                                                                              $ 3,171.54

(iii)Aggregate  price of  securities  redeemed or  repurchased  during any PRIOR fiscal  year  ending  no  earlier  than  October  11,  1995  that  were not
     previously used to reduce registration fees payable to the Commission:             $ 0.00

(iv) Total  available   redemption   credits[add  items  5(ii)  and  5(iii)]:  $
                                                                                        $3,171.54

         (v)      Net sales--if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                 $268,714.09


         (vi)     Redemption credits available for use in future
                  years -- if Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                 $0

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9)                                                      x1/3300

         (viii)   Registration  fee due [multiply  Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                               = $81.43
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6.       Prepaid Shares

         If the response to item 5(i) was  determined  by deducting an amount of securities  that  were  registered  under  the  Securities  Act of 1933 pursuant  to rule 24e-2 as in effect  before  October  11,  1997,  then report  the  amount of  securities  (number  of shares or other  units)
         deducted  here:  0. If there is a number of shares or other  units that were registered  pursuant to rule 24e-2 remaining  unsold at the end of the fiscal year for which this form is filed that are available for use
         by the issuer in future fiscal years, then state that number here:               0

7.       Interest due -- if this Form is being filed more than 90
         days after the end of the issuer's fiscal year (see Instruction D):            $ 0

8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:                                     = $ 81.43

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [ ]     Wire Transfer
         [X]     Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ C. Eric Peters
                           --------------
                           C. Eric Peters
                           Secretary

Date:  April 30, 2001

*Please print the name and title of the signing officer below the signature.